Description of the Plan - Vesting for Employer Contributions (Details) - EBP 003 - EBP, Employer Discretionary Contribution	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
Fewer than 2
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.00%
2 but less than 3
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	20.00%
3 but less than 4
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	40.00%
4 but less than 5
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	60.00%
5 but less than 6
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	80.00%
6 or more
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%